Contractual Obligations, Including Capital Expenditures and Future Minimum Lease Payments Under Non-Cancelable Operating Lease Arrangements and Purchase Commitments (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Long-term Purchase Commitment [Line Items]
Contractual Obligations	$ 6,834
Contractual Obligations, 2017	4,311
Contractual Obligations, 2018	1,047
Contractual Obligations, 2019	1,476
Capital Commitments
Long-term Purchase Commitment [Line Items]
Contractual Obligations	6,834
Contractual Obligations, 2017	4,311
Contractual Obligations, 2018	1,047
Contractual Obligations, 2019	$ 1,476